Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Fat Projects Acquisition Corp
Entity Central Index Key	0001865045
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27 Bukit Manis Road
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	099892
City Area Code	65
Local Phone Number	8590-2056
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	1
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.